Quarterly Holdings Report
for

Fidelity Flex℠ Freedom Blend 2025 Fund (formerly Fidelity Flex℠ Freedom 2025 Fund)

December 31, 2019

Z25-QTLY-0220
1.9884239.102

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.9%
	Shares	Value
Fidelity Series Blue Chip Growth Fund (a)	502	$7,547
Fidelity Series Commodity Strategy Fund (a)	896	4,265
Fidelity Series Large Cap Growth Index Fund (a)	507	5,920
Fidelity Series Large Cap Stock Fund (a)	375	5,936
Fidelity Series Large Cap Value Index Fund (a)	845	11,143
Fidelity Series Small Cap Opportunities Fund (a)	216	3,025
Fidelity Series Value Discovery Fund (a)	260	3,528
TOTAL DOMESTIC EQUITY FUNDS
(Cost $39,488)		41,364

International Equity Funds - 27.3%
Fidelity Series Canada Fund (a)	103	1,165
Fidelity Series Emerging Markets Fund (a)	114	1,113
Fidelity Series Emerging Markets Opportunities Fund (a)	493	10,169
Fidelity Series International Growth Fund (a)	377	6,606
Fidelity Series International Index Fund (a)	207	2,209
Fidelity Series International Small Cap Fund (a)	114	1,969
Fidelity Series International Value Fund (a)	666	6,595
Fidelity Series Overseas Fund (a)	325	3,507
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,154)		33,333

Bond Funds - 33.7%
Fidelity Series Corporate Bond Fund (a)	547	5,859
Fidelity Series Emerging Markets Debt Fund (a)	80	768
Fidelity Series Floating Rate High Income Fund (a)	19	174
Fidelity Series Government Bond Index Fund (a)	762	7,971
Fidelity Series High Income Fund (a)	93	892
Fidelity Series Inflation-Protected Bond Index Fund (a)	753	7,564
Fidelity Series International Credit Fund (a)	7	75
Fidelity Series Investment Grade Bond Fund (a)	727	8,411
Fidelity Series Investment Grade Securitized Fund (a)	562	5,789
Fidelity Series Long-Term Treasury Bond Index Fund (a)	350	3,087
Fidelity Series Real Estate Income Fund (a)	51	564
TOTAL BOND FUNDS
(Cost $40,915)		41,154

Short-Term Funds - 5.1%
Fidelity Series Government Money Market Fund 1.65% (a)(b)	1,253	1,253
Fidelity Series Short-Term Credit Fund (a)	125	1,256
Fidelity Series Treasury Bill Index Fund (a)	376	3,760
TOTAL SHORT-TERM FUNDS
(Cost $6,254)		6,269
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $117,811)		122,120
NET OTHER ASSETS (LIABILITIES) - 0.0%		3
NET ASSETS - 100%		$122,123

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$1,637	$24	$1,762	$--	$(242)	$343	$--
Fidelity Series Blue Chip Growth Fund	2,947	5,707	1,665	369	75	483	7,547
Fidelity Series Canada Fund	734	367	12	22	--	76	1,165
Fidelity Series Commodity Strategy Fund	3,301	1,092	135	63	(12)	19	4,265
Fidelity Series Corporate Bond Fund	--	5,855	--	72	--	4	5,859
Fidelity Series Emerging Markets Debt Fund	774	55	62	35	(4)	5	768
Fidelity Series Emerging Markets Fund	810	294	--	25	--	9	1,113
Fidelity Series Emerging Markets Opportunities Fund	7,333	1,978	146	248	7	997	10,169
Fidelity Series Floating Rate High Income Fund	164	9	--	7	--	1	174
Fidelity Series Government Bond Index Fund	--	8,093	11	66	--	(111)	7,971
Fidelity Series Government Money Market Fund 1.65%	5,119	1,167	5,033	67	--	--	1,253
Fidelity Series Growth Company Fund	5,970	116	6,325	--	567	(328)	--
Fidelity Series High Income Fund	833	46	4	43	--	17	892
Fidelity Series Inflation-Protected Bond Index Fund	4,810	2,730	105	95	--	129	7,564
Fidelity Series International Credit Fund	69	5	--	4	--	1	75
Fidelity Series International Growth Fund	6,847	775	2,001	232	125	860	6,606
Fidelity Series International Index Fund	--	2,113	--	42	--	96	2,209
Fidelity Series International Small Cap Fund	1,642	265	129	81	(9)	200	1,969
Fidelity Series International Value Fund	6,801	1,053	1,697	257	(119)	557	6,595
Fidelity Series Intrinsic Opportunities Fund	7,331	426	7,485	284	(474)	202	--
Fidelity Series Investment Grade Bond Fund	22,523	3,790	18,699	418	399	398	8,411
Fidelity Series Investment Grade Securitized Fund	--	5,854	12	88	--	(53)	5,789
Fidelity Series Large Cap Growth Index Fund	--	6,402	977	72	34	461	5,920
Fidelity Series Large Cap Stock Fund	6,355	610	1,529	425	25	475	5,936
Fidelity Series Large Cap Value Index Fund	1,773	10,822	1,643	673	27	164	11,143
Fidelity Series Long-Term Treasury Bond Index Fund	6,228	879	4,340	312	472	(152)	3,087
Fidelity Series Opportunistic Insights Fund	3,212	30	3,405	--	197	(34)	--
Fidelity Series Overseas Fund	--	3,226	--	13	--	281	3,507
Fidelity Series Real Estate Income Fund	519	40	6	33	--	11	564
Fidelity Series Short-Term Credit Fund	1,280	378	418	26	3	13	1,256
Fidelity Series Small Cap Discovery Fund	847	19	884	19	(4)	22	--
Fidelity Series Small Cap Opportunities Fund	2,637	844	599	169	(26)	169	3,025
Fidelity Series Stock Selector Large Cap Value Fund	4,841	38	5,168	--	(10)	299	--
Fidelity Series Treasury Bill Index Fund	--	3,773	13	18	--	--	3,760
Fidelity Series Value Discovery Fund	3,423	532	727	136	4	296	3,528
	$110,760	$69,407	$64,992	$4,414	$1,035	$5,910	$122,120

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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